Schedule of share capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, beginning	654,953	426,257
Number of shares value, beginning	€ 3	€ 3
Issue of shares		228,696
Issue of shares - ATM value
Issue of shares - ATM	347,283
Issue of shares - PIPE	610,785
Issue of shares - PIPE value
Issue of shares - Macquarie Keystone	590,761
Issue of shares - Macquarie Keystone value
Issue of shares - commitment service	21,176
Issue of shares - commitment service value
Reverse split rounding	63,333
Reverse split rounding value
QIND stock conversion
QIND stock conversion value	€ (4)
Number of shares, ending	2,288,291	654,953
Number of shares value, ending	€ (1)	€ 3
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, beginning
Number of shares value, beginning
Issue of shares
Issue of shares - ATM value
Issue of shares - ATM
Issue of shares - PIPE
Issue of shares - PIPE value
Issue of shares - Macquarie Keystone
Issue of shares - Macquarie Keystone value
Issue of shares - commitment service	4,171,327
Issue of shares - commitment service value
Reverse split rounding
Reverse split rounding value
QIND stock conversion
QIND stock conversion value
Number of shares, ending	4,171,327
Number of shares value, ending